BUSINESS COMBINATIONS - Summary of the Final Fair Value Acquisition Accounts Adjustments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	€ 2,518	€ 2,520